Schedule of forth the revenues by geographical area (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Total Revenue	$ 10,055,569	$ 13,104,123	$ 46,435,412	$ 53,255,361
HONG KONG
Total Revenue			4,370,290	9,726,364
MALAYSIA
Total Revenue			27,560,318	29,317,906
INDONESIA
Total Revenue			$ 14,504,804	$ 14,211,091